Net charges related to Ukraine Conflict - Schedule of Impairments Recognized as a Result of Conflict in Ukraine (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unusual or Infrequent Item, or Both [Line Items]
Net charges related to Ukraine Conflict	$ 2,665,651	$ 0	$ 0
Write-offs and impairments of flight equipment
Unusual or Infrequent Item, or Both [Line Items]
Net charges related to Ukraine Conflict	3,160,000
Write-Off
Unusual or Infrequent Item, or Both [Line Items]
Net charges related to Ukraine Conflict	2,900,000
Impairment
Unusual or Infrequent Item, or Both [Line Items]
Net charges related to Ukraine Conflict	295,000
Letters of credit receipts
Unusual or Infrequent Item, or Both [Line Items]
Net charges related to Ukraine Conflict	(257,000)
Derecognition of lease-related assets and liabilities
Unusual or Infrequent Item, or Both [Line Items]
Net charges related to Ukraine Conflict	$ (237,000)